Vessels	6 Months Ended
Jun. 30, 2017
Vessels [Abstract]
Vessels

3. Vessels

Acquisitions

During the first six months of 2017, the Company took delivery of its newbuild VLCC tanker Hercules I, the newbuild aframaxes Marathon TS, Sola TS and Oslo TS and the newbuild shuttle tanker Lisboa for $383,125 in total. During the first six months of 2016, the Company took delivery of the VLCC Ulysses and the aframax tanker Elias Tsakos for $154,983 in total.

Held for sale

At June 30, 2017, and December 31, 2016, the suezmax tankers Eurochampion 2004 and Euronike were classified as held for sale.